UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

International Equity Research ETF (TIER)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about International Equity Research ETF (the "fund") for the period of June 25, 2025 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Research ETF	$14	0.38%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,765
  Number of Portfolio Holdings350
  Investment Advisory Fees Paid (000s)$16
  Portfolio Turnover Rate13.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	24.4%
Information Technology	15.5
Industrials & Business Services	13.9
Consumer Discretionary	10.4
Health Care	7.7
Materials	6.8
Communication Services	6.0
Consumer Staples	5.1
Energy	4.1
Other	6.1

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	4.5%
iShares MSCI India ETF	3.1
Tencent Holdings	2.4
Alibaba Group Holding	1.8
Samsung Electronics	1.8
ASML Holding	1.5
SK Hynix	1.1
AstraZeneca	0.9
Hitachi	0.9
SAP	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Equity Research ETF (TIER)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202505-4541202

ETF1196-052 12/25

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$29,059	$-
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
October 31, 2025
T. ROWE PRICE
TIER	International Equity Research ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

6/25/25(1) Through
10/31/25
NET ASSET VALUE
Beginning of period	$ 25.00
Investment activities
Net investment income(2)(3)	0.15
Net realized and unrealized gain/loss	2.38
Total from investment activities	2.53
NET ASSET VALUE
End of period	$ 27.53
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	10.12%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.38%(5)
Net expenses after waivers/payments by Price Associates	0.38%(5)
Net investment income	1.59%(5)
Portfolio turnover rate(6)	13.7%
Net assets, end of period (in thousands)	$ 13,765

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

October 31, 2025
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 4.1%
Common Stocks 4.1%
ANZ Group Holdings	1,562	37
Aristocrat Leisure	420	17
BHP Group	2,440	70
BlueScope Steel	617	9
Brambles	1,266	21
Commonwealth Bank of Australia	460	52
CSL	251	29
Downer EDI	5,346	27
Evolution Mining	3,573	25
Goodman Group	1,289	28
Medibank	5,287	17
National Australia Bank	1,584	45
Northern Star Resources	1,488	24
Orica	1,041	15
Suncorp Group	1,402	18
Telstra Group	6,508	21
Transurban Group	1,360	13
Wesfarmers	197	11
Westpac Banking	1,890	48
Woodside Energy Group	1,237	20
Xero (1)	243	23
Total Australia (Cost $553)		570
AUSTRIA 0.6%
Common Stocks 0.6%
BAWAG Group	399	51
Erste Group Bank	298	31
Total Austria (Cost $76)		82

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
BELGIUM 0.7%
Common Stocks 0.7%
Anheuser-Busch InBev	540	33
Argenx (1)	50	41
UCB	102	26
Total Belgium (Cost $93)		100
BRAZIL 0.9%
Common Stocks 0.9%
Itau Unibanco Holding, ADR (USD)	4,789	35
NU Holdings, Class A (USD) (1)	2,111	34
Petroleo Brasileiro - Petrobras, ADR (USD)	2,287	27
Vale, ADR (USD)	2,351	28
Total Brazil (Cost $110)		124
CANADA 7.9%
Common Stocks 7.9%
Agnico Eagle Mines	298	48
Alimentation Couche-Tard	632	32
Barrick Mining	559	18
Brookfield	1,212	56
Cameco	164	17
Canada Packers (1)	125	2
Canadian National Railway	476	46
Canadian Natural Resources	1,269	41
Canadian Pacific Kansas City	657	47
Canadian Tire, Class A	110	13
Capstone Copper (1)	2,176	19
Constellation Software	13	34
Definity Financial	233	11
Element Fleet Management	740	20
Enbridge	910	42
Franco-Nevada	140	26

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
George Weston	337	21
Great-West Lifeco	1,047	44
Intact Financial	64	12
Ivanhoe Mines, Class A (1)	1,321	13
Manulife Financial	759	25
Maple Leaf Foods	626	12
National Bank of Canada	1,029	115
Nutrien	301	16
Royal Bank of Canada	609	89
Shopify, Class A (1)	621	108
Suncor Energy	916	36
TC Energy	553	28
Toronto-Dominion Bank	767	63
Tourmaline Oil	452	20
WSP Global	100	19
Total Canada (Cost $1,015)		1,093
CHINA 8.6%
Common Stocks 8.6%
Alibaba Group Holding (HKD)	11,800	251
BeOne Medicines (HKD) (1)	900	22
BYD, Class A	2,000	28
China Construction Bank, Class H (HKD)	72,000	71
China Merchants Bank, Class H (HKD)	8,000	50
China Pacific Insurance Group, Class H (HKD)	6,600	27
CRRC, Class H (HKD)	30,000	23
Industrial & Commercial Bank of China, Class H (HKD)	51,000	40
Jiangsu Hengrui Pharmaceuticals (HKD) (1)	2,200	21
NetEase (HKD)	1,600	45
PDD Holdings, ADR (USD) (1)	502	68
Ping An Insurance Group Co of China, Class H (HKD)	4,500	33
SAIC Motor, Class A	5,300	12
Sany Heavy Industry, Class A	10,100	31
Tencent Holdings (HKD)	4,100	333

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Tongcheng Travel Holdings (HKD)	6,800	19
Weichai Power, Class A	14,400	30
Xiaomi, Class B (HKD) (1)	7,200	40
Yum China Holdings (HKD)	350	15
Zijin Mining Group, Class H (HKD)	6,000	25
Total China (Cost $1,052)		1,184
DENMARK 0.7%
Common Stocks 0.7%
DSV	108	23
Novo Nordisk, Class B	1,156	57
Novonesis Novozymes B, Class B	292	17
Total Denmark (Cost $123)		97
FINLAND 1.0%
Common Stocks 1.0%
Mandatum	4,603	33
Neste	999	21
Sampo, Class A	4,301	48
Stora Enso, Class R	1,599	19
UPM-Kymmene	831	22
Total Finland (Cost $133)		143
FRANCE 7.1%
Common Stocks 7.1%
Air Liquide	321	62
Airbus	343	85
AXA	774	34
Cie de Saint-Gobain	257	25
Cie Generale des Etablissements Michelin	442	14
Danone	349	31
Dassault Systemes	552	16
Engie	806	19
EssilorLuxottica	119	44

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Eurofins Scientific	164	12
Hermes International	16	40
Legrand	191	33
L'Oreal	100	42
LVMH Moet Hennessy Louis Vuitton	133	94
Orange	1,082	17
Safran	201	71
Sanofi	657	66
Schneider Electric	257	73
Societe Generale	858	54
Thales	91	26
TotalEnergies	1,268	79
Vinci	348	46
Total France (Cost $923)		983
GERMANY 5.9%
Common Stocks 5.8%
adidas	107	20
Allianz	177	71
BASF	476	23
Bayer	408	13
Bayerische Motoren Werke AG	177	17
Beiersdorf	157	17
Deutsche Bank	413	15
Deutsche Boerse	89	23
Deutsche Telekom	2,452	76
DHL Group	359	16
E.ON	718	13
Fresenius SE & KGaA	350	20
Infineon Technologies	829	33
Mercedes-Benz Group	252	16
Muenchener Rueckversicherungs-Gesellschaft	80	50
Rheinmetall	26	51
SAP	483	126

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Siemens	439	124
Siemens Energy (1)	248	31
Siemens Healthineers	569	32
Symrise	139	11
		798
Preferred Stocks 0.1%
Volkswagen	169	18
Total Germany (Cost $841)		816
HONG KONG 0.8%
Common Stocks 0.8%
AIA Group	5,400	53
Futu Holdings, ADR (USD)	81	16
Hong Kong Exchanges & Clearing	400	22
Techtronic Industries	1,500	17
Zijin Gold International (1)	17	0
Total Hong Kong (Cost $102)		108
INDIA 4.2%
Common Stocks 1.1%
Axis Bank, GDR (USD)	270	19
HDFC Bank, ADR (USD)	782	28
ICICI Bank, ADR (USD)	1,262	38
Infosys, ADR (USD)	1,028	17
Larsen & Toubro, GDR (USD)	779	35
Mahindra & Mahindra, GDR (USD)	538	22
		159
Exchange-Traded Funds 3.1%
iShares MSCI India ETF (USD)	7,845	423
Total India (Cost $581)		582

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
INDONESIA 0.4%
Common Stocks 0.4%
Bank Central Asia	61,300	31
Bank Rakyat Indonesia Persero	74,300	18
Total Indonesia (Cost $49)		49
IRELAND 0.2%
Common Stocks 0.2%
Kingspan Group	186	14
Ryanair Holdings	588	18
Total Ireland (Cost $32)		32
ISRAEL 0.2%
Common Stocks 0.2%
CyberArk Software (USD) (1)	46	24
Total Israel (Cost $19)		24
ITALY 2.0%
Common Stocks 2.0%
Davide Campari-Milano	1,757	12
Enel	4,870	49
Ferrari	86	35
Generali	758	29
Intesa Sanpaolo	3,296	21
Prysmian	212	22
Terna - Rete Elettrica Nazionale	1,738	18
UniCredit	1,171	87
Total Italy (Cost $261)		273
JAPAN 15.1%
Common Stocks 15.1%
Ajinomoto	800	23
Asahi Group Holdings	1,200	13
Asics	1,600	41

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Bridgestone	700	31
Chugai Pharmaceutical	1,100	50
Denso	1,600	22
Disco	100	33
Eisai	500	15
Food & Life	300	15
FUJIFILM Holdings	900	21
Fujitsu	300	8
Hitachi	3,700	126
Hoya	300	49
Isetan Mitsukoshi Holdings	800	13
ITOCHU	700	40
Japan Post Bank	1,300	15
Japan Prime Realty Investment	26	18
Japan Tobacco	600	21
Kajima	800	26
KDDI	2,100	33
Keyence	100	37
Kyushu Railway	1,200	30
Mitsubishi	1,200	29
Mitsubishi Chemical Group	2,200	11
Mitsubishi Electric	2,000	57
Mitsubishi Estate	1,900	40
Mitsubishi UFJ Financial Group	7,100	107
Mitsui Fudosan	2,000	21
Mizuho Financial Group	300	10
MS&AD Insurance Group Holdings	1,700	35
NEC	1,200	44
Nextage	800	12
Nintendo	700	60
Nippon Sanso Holdings	900	30
Nippon Steel	9,000	37
Olympus	2,200	27

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Open House Group	700	34
ORIX	2,500	61
Rakuten Bank (1)	300	16
Recruit Holdings	600	30
Renesas Electronics	2,200	27
Resona Holdings	3,300	32
Sanrio	600	28
SBI Holdings	600	27
Seven & i Holdings	1,800	23
Shin-Etsu Chemical	1,600	48
SoftBank	22,600	32
Sony Financial Group (1)	4,100	4
Sony Group	4,100	114
Sumitomo	1,400	41
Sumitomo Mitsui Trust Group	1,000	27
T&D Holdings	1,300	28
Taiheiyo Cement	2,000	54
Takeda Pharmaceutical	1,200	32
Toho	300	18
Tokyo Electron	100	22
Toyota Motor	5,200	106
Trial Holdings	1,000	13
Unicharm	1,700	10
Yaskawa Electric	800	22
Yokogawa Electric	900	27
Total Japan (Cost $1,965)		2,076
KUWAIT 0.2%
Common Stocks 0.2%
National Bank of Kuwait	6,738	23
Total Kuwait (Cost $23)		23

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
MALAYSIA 0.2%
Common Stocks 0.2%
CIMB Group Holdings	11,700	20
Total Malaysia (Cost $19)		20
MEXICO 0.3%
Common Stocks 0.3%
Grupo Mexico SAB de CV, Series B	3,060	26
Wal-Mart de Mexico SAB de CV	4,121	14
Total Mexico (Cost $32)		40
NETHERLANDS 3.5%
Common Stocks 3.5%
ABN AMRO Bank, CVA	869	26
Adyen (1)	17	29
AerCap Holdings (USD)	138	18
ASM International	33	22
ASML Holding	196	207
Heineken Holding	417	28
ING Groep, CVA	2,062	52
Koninklijke	3,086	14
Koninklijke Ahold Delhaize	578	24
Prosus	627	43
Universal Music Group	781	21
Total Netherlands (Cost $428)		484
NORWAY 0.3%
Common Stocks 0.3%
DNB Bank	1,427	36
Total Norway (Cost $38)		36

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)	71	19
Total Peru (Cost $16)		19
PHILIPPINES 0.4%
Common Stocks 0.4%
BDO Unibank	8,610	20
International Container Terminal Services	3,710	33
Total Philippines (Cost $52)		53
POLAND 0.1%
Common Stocks 0.1%
Bank Polska Kasa Opieki	349	18
Total Poland (Cost $19)		18
PORTUGAL 0.5%
Common Stocks 0.5%
Banco Comercial Portugues, Class R	16,054	14
Galp Energia SGPS	1,823	37
Jeronimo Martins	473	12
Total Portugal (Cost $59)		63
QATAR 0.2%
Common Stocks 0.2%
Qatar National Bank	4,512	23
Total Qatar (Cost $22)		23
SAUDI ARABIA 0.8%
Common Stocks 0.8%
Al Rajhi Bank	1,620	46
Saudi Arabian Oil	3,997	27
Saudi National Bank	3,084	33
Total Saudi Arabia (Cost $97)		106

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SINGAPORE 1.5%
Common Stocks 1.5%
CapitaLand Integrated Commercial Trust	11,100	20
DBS Group Holdings	1,200	50
Oversea-Chinese Banking	1,100	14
Sea, ADR (USD) (1)	287	45
Seatrium	8,700	15
Singapore Telecommunications	7,800	25
Trip.com Group, ADR (USD)	346	24
United Overseas Bank	700	19
Total Singapore (Cost $199)		212
SOUTH AFRICA 0.8%
Common Stocks 0.8%
Anglogold Ashanti	166	11
Capitec Bank Holdings	92	20
FirstRand	4,027	19
Gold Fields	788	31
Naspers, Class N	495	35
Total South Africa (Cost $95)		116
SOUTH KOREA 4.5%
Common Stocks 4.5%
DB Insurance	141	12
HD Hyundai Marine Solution	298	50
KB Financial Group, ADR (USD)	290	24
LG Chem	169	47
Samsung Biologics (1)	31	26
Samsung Electronics, GDR (USD)	133	248
Samsung Heavy Industries (1)	1,428	30
SK Hynix	403	157
SK Square (1)	125	23
Total South Korea (Cost $410)		617

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SPAIN 1.8%
Common Stocks 1.8%
Amadeus IT Group, Class A	296	22
Banco Bilbao Vizcaya Argentaria	4,304	87
Banco Santander	4,322	44
Iberdrola	3,093	63
Industria de Diseno Textil	446	25
Total Spain (Cost $221)		241
SWEDEN 1.8%
Common Stocks 1.8%
Assa Abloy, Class B	469	18
Atlas Copco, Class A	2,020	34
EQT	391	13
Investor, Class B	657	22
NOBA Bank Group (1)	1,271	13
Saab, Class B	262	14
Sandvik	747	22
Skandinaviska Enskilda Banken, Class A	880	17
Spotify Technology (USD) (1)	78	51
Telefonaktiebolaget LM Ericsson, Class B	1,952	20
Volvo, Class B	680	19
Total Sweden (Cost $226)		243
SWITZERLAND 5.0%
Common Stocks 5.0%
ABB	653	49
Alcon	390	29
Amrize (1)	196	10
Cie Financiere Richemont, Class A	290	57
Galderma Group	97	18
Givaudan	3	12
Holcim	228	20

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Julius Baer Group	228	16
Lonza Group	22	15
Nestle	1,111	106
Novartis	803	100
Partners Group Holding	26	32
Roche Holding	300	97
Sonova Holding	77	21
UBS Group	2,043	78
Zurich Insurance Group	36	25
Total Switzerland (Cost $669)		685
TAIWAN 6.4%
Common Stocks 6.4%
Chunghwa Telecom, ADR (USD)	353	15
CTBC Financial Holding	10,000	13
Delta Electronics	2,000	64
E.Sun Financial Holding	12,110	12
Elite Material	1,000	44
Hon Hai Precision Industry, GDR (USD)	4,774	80
MediaTek	1,000	42
Taiwan Semiconductor Manufacturing	8,000	387
Taiwan Semiconductor Manufacturing, ADR (USD)	758	228
Total Taiwan (Cost $684)		885
THAILAND 0.1%
Common Stocks 0.1%
Siam Cement PCL	2,700	17
Total Thailand (Cost $15)		17
UNITED ARAB EMIRATES 0.2%
Common Stocks 0.2%
Abu Dhabi Commercial Bank PJSC	3,762	15
Emaar Properties PJSC	4,541	17
Total United Arab Emirates (Cost $35)		32

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
UNITED KINGDOM 10.2%
Common Stocks 10.2%
3i Group	451	26
Admiral Group	779	34
Anglo American	456	17
Ashtead Group	209	14
AstraZeneca	776	128
Auto Trader Group	1,241	13
Aviva	3,923	34
BAE Systems	1,503	37
Barclays	12,007	64
BP	6,789	40
British American Tobacco	798	41
BT Group	7,840	19
Compass Group	1,043	34
Diageo	718	16
Experian	531	25
Glencore (1)	4,311	21
GSK	1,558	36
Haleon	2,268	11
HSBC Holdings	6,219	87
Imperial Brands	576	23
Informa	2,201	28
Lloyds Banking Group	43,473	51
London Stock Exchange Group	271	34
National Grid	3,342	50
Reckitt Benckiser Group	186	14
RELX	1,017	45
Rio Tinto	657	47
Rolls-Royce Holdings	5,141	79
Segro	1,479	14
Shell	3,286	123
SSE	789	20

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Standard Chartered	2,473	51
Tesco	3,210	19
Unilever	1,576	95
Wise, Class A (1)	1,068	14
Total United Kingdom (Cost $1,326)		1,404
UNITED STATES 0.3%
Common Stocks 0.3%
Coupang (1)	577	19
ResMed	99	24
Total United States (Cost $43)		43
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 4.01% (2)	23,684	24
Total Short-Term Investments (Cost $24)		24
Total Investments 99.8% of Net Assets (Cost $12,680)		$13,740

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield

ADR	American Depositary Receipts
CVA	Dutch Certificate (Certificaten Van Aandelen)
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 10/31/24	Purchase Cost	Sales Cost	Value 10/31/25
T. Rowe Price Government Reserve Fund	$—	¤	¤	$—
	Total			$—^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $0.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

October 31, 2025
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $12,680)	$13,740
Dividends receivable	22
Foreign currency (cost $7)	7
Total assets	13,769
Liabilities
Investment management and administrative fees payable	4
Total liabilities	4
NET ASSETS	$13,765
Net Assets Consists of:
Total distributable earnings (loss)	$1,148
Paid-in capital applicable to 500,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	12,617
NET ASSETS	$13,765
NET ASSET VALUE PER SHARE	$27.53
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

    STATEMENT OF OPERATIONS

($000s)
6/25/25 Through
10/31/25
Investment Income (Loss)
Dividend income (net of foreign taxes of $9)	$83
Investment management and administrative expense	16
Net investment income	67
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	16
Foreign currency transactions	6
Net realized gain	22
Change in net unrealized gain / loss
Securities	1,060
Other assets and liabilities denominated in foreign currencies	(1)
Change in unrealized gain / loss	1,059
Net realized and unrealized gain / loss	1,081
INCREASE IN NET ASSETS FROM OPERATIONS	$1,148
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
6/25/25 Through
10/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$67
Net realized gain	22
Change in net unrealized gain / loss	1,059
Increase in net assets from operations	1,148
Capital share transactions*
Shares sold	12,617
Increase in net assets from capital share transactions	12,617
Net Assets
Increase during period	13,765
Beginning of period	-
End of period	$13,765
*Share information (000s)
Shares sold	500
Increase in shares outstanding	500
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Research ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on June 25, 2025.  The fund seeks long-term capital appreciation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$782	$12,493	$—	$13,275
Exchange-Traded Funds	423	—	—	423
Preferred Stocks	—	18	—	18
Short-Term Investments	24	—	—	24
Total	$1,229	$12,511	$—	$13,740

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets
The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2025, there were no securities on loan.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $12,109,000 and $1,648,000, respectively, for the period ended October 31, 2025. Portfolio securities received and delivered through in-kind transactions aggregated $2,179,000 and $0, respectively, for the period ended October 31, 2025.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies.
There were no distributions in the period ended October 31,2025.
At October 31, 2025, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

($000s)
Cost of investments	$12,704
Unrealized appreciation	$1,370
Unrealized depreciation	(335)
Net unrealized appreciation (depreciation)	$1,035
At October 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Undistributed ordinary income	$125
Net unrealized appreciation (depreciation)	1,035
Loss carryforwards and deferrals	(12)
Total distributable earnings (loss)	$1,148
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE  5  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.38% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. The Price Reserve Fund does not pay investment management fees.
As of October 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 350,000 shares of the fund, representing 70% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price International Equity Research ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Equity Research ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 25, 2025 (inception) through October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period June 25, 2025 (inception) through October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. The fund’s distributions to shareholders included:
For taxable non-corporate shareholders, $77,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
The fund will pass through foreign source income of $80,000 and foreign taxes paid of $8,000.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1196-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025